STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11 – STOCKHOLDERS’ EQUITY

The following transactions affected the Company’s Stockholders’ Equity:

Issuance of Common Stock during the year ended December 31, 2023

In February 2023, Fourth Man partially converted $71,750 of their debt. In connection with the partial Note conversion, the Company issued 1,025,000 shares of Common Stock to Fourth Man.

In June 2023, Blue Lake converted the full remainder of their $181,750 debt, accrued interest and penalty. In connection with this Note conversion, the Company issued 3,466,853 shares of Common Stock to Blue Lake.

In May and June 2023, Fourth Man converted $50,000 in principal and $30,000 in accrued interest into 1,192,857 shares of Common Stock.

In July 2023, Fourth Man converted approximately $43,000 balance in principal and accrued interest into 627,538 shares of Common Stock.

In October 2023, Fourth Man converted approximately $72,000 in principal, accrued interest and legal fees into 1,025,000 shares of Common Stock.

Issuance of Common Stock during the year ended December 31, 2022

In January 2022, three of the five investors from the November/December 2021 financing made a cashless exercise for their warrants. In connection with this exercise, the Company issued 3,041,958 shares of Common Stock in exchange of approximately 5,769,231 million warrants.

In March 2022, the Company sold 300,000 shares of its Common Stock to Peak One under the EPL for net proceeds of approximately $52 thousand.

In May 2022, Blue Lake made a cashless exercise for their warrants. In connection with this exercise, the Company issued 1,403,326 shares of Common Stock in exchange of 1,923,077 warrants.

In June 2022, the Company sold 300,000 shares of its Common Stock to Peak One under the EPL for net proceeds of approximately $47 thousand.

In June 2022, Mast Hill converted their debt of approximately $0.28 million. In connection with the Note conversion, the Company issued 4,025,000 shares of Common Stock to Mast Hill.

In June 2022, Company issued 500,000 shares of Common Stock to First Fire under partial repayment of convertible debt of $35,000.

In June 2022, First Fire made a cashless exercise for their warrants. In connection with this exercise, the Company issued 1,183,400 shares of Common Stock in exchange for 1,923,077 warrants.

In July 2022, the Company sold 400,000 shares of its Common Stock to Peak One under the EPL for net proceeds of approximately $38 thousand.

In August 2022, the Company sold 300,000 shares of its Common Stock to Peak One under the EPL for net proceeds of approximately $23 thousand.

In August 2022, Fourth Man converted $0.14 million of their debt of approximately $0.28 million. In connection with the Note conversion, the Company issued 2,025,000 shares of Common Stock to Fourth Man.

In September 2022, Blue Lake converted $0.1 million of their debt of approximately $0.1 million. In connection with the Note conversion, the Company issued 1,428,571 shares of Common Stock to Blue Lake.

In December 2022, Fourth Man converted $0.05 million of their debt of approximately $0.1 million. In connection with the Note conversion, the Company issued 1,428,571 shares of Common Stock to Fourth Man.

For further information on Common Stock issuance, refer to our 2021 Annual Report on Form 10-K filed with the SEC on April 15, 2022.